SHARE BASED COMPENSATION, RSAs/RSUs granted to Eligible Persons (Details) - RSAs and RSUs [Member] - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Number of RSAs/RSUs [Abstract]
Unvested, Beginning of Period (in shares)	8,081,437	4,754,972	820,207
Granted (in shares)	5,034,735	6,249,313	4,983,162
Vested (in shares)	(3,332,063)	(2,131,415)	(309,644)
Forfeited (in shares)	(442,181)	(791,433)	(738,753)
Unvested, End of period (in shares)	9,341,928	8,081,437	4,754,972	820,207
Weighted average grant date fair value [Abstract]
Unvested, Beginning of Period (in dollars per share)	$ 18.02	$ 12.34	$ 14.43
Granted (in dollars per share)	72.37	20.50	12.30
Vested (in dollars per share)	19.25	13.67	13.93
Forfeited (in dollars per share)	28.74	15.22	13.75
Unvested, End of period (in dollars per share)	$ 46.36	$ 18.02	$ 12.34	$ 14.43
Additional Disclosures [Abstract]
Weighted average remaining contractual life, Unvested	8 years 7 months 20 days	8 years 11 months 4 days	9 years 2 months 1 day	9 years 7 months 6 days
Aggregate intrinsic value, Unvested	$ 1,859,511	$ 325,035	$ 53,826	$ 10,933
Aggregate grant date fair value of unvested RSA's and RSU's	433,085	145,597	58,665
Fair value of share options vested	64,153	$ 29,133	$ 4,314
Unrecognized share-based compensation cost	$ 433,085
Unrecognized share-based compensation, weighted-average vesting period	3 years 3 months 21 days